Financial Instruments - Summary of Maturity Profile of Financial Liabilities Including Principal and Estimated Interest Payments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Jun. 06, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable, Carrying amount	$ 1,851,494	$ 1,687,449
Other payables, Carrying amount	3,711,946	2,053,402
Other payables to related parties, Carrying amount	2,465,324	1,723,390
Long-term borrowings (including current portion), Carrying amount	835,043	1,133,887	$ 10,000,000	$ 861,078
Preference share liabilities, Carrying amount	0	1,976,365
Other non-current liabilities, others, Carrying amount	172,860	299,136
Total	835,043	3,110,252
Liquidity Risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable, Carrying amount	1,851,494	1,687,449
Other payables, Carrying amount	3,711,946	2,053,402
Other payables to related parties, Carrying amount	2,465,324	1,723,390
Lease liabilities (including current portion), Carrying amount	3,906,963	4,966,511
Long-term borrowings (including current portion), Carrying amount	835,043	1,133,887
Preference share liabilities, Carrying amount		1,976,365
Guarantee deposits received, Carrying amount	69,172	72,768
Other non-current liabilities, others, Carrying amount	103,688	127,114
Total	12,943,630	13,740,886
Accounts payable, Contractual cash flows	1,851,494	1,687,449
Other payables, Contractual cash flows	3,711,946	2,053,402
Other payables to related parties, Contractual cash flows	2,465,324	1,723,390
Lease liabilities (including current portion), Contractual cash flows	4,104,030	5,284,874
Long-term borrowings (including current portion), Contractual cash flows	869,336	1,228,579
Preference share liabilities, undiscounted cash flows		2,069,929
Guarantee deposits received, Contractual cash flows	69,172	72,768
Other non-current liabilities, others, Contractual cash flows	103,688	127,114
Total, Contractual cash flows	13,174,990	14,247,505
Within 1 year | Liquidity Risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable, Contractual cash flows	1,851,494	1,687,449
Other payables, Contractual cash flows	3,711,946	2,053,402
Other payables to related parties, Contractual cash flows	2,465,324	1,723,390
Lease liabilities (including current portion), Contractual cash flows	1,221,218	1,304,676
Long-term borrowings (including current portion), Contractual cash flows	866,520	394,775
Preference share liabilities, undiscounted cash flows		436,844
Guarantee deposits received, Contractual cash flows	69,172
Total, Contractual cash flows	10,185,674	7,600,536
1-5 years | Liquidity Risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities (including current portion), Contractual cash flows	2,882,812	3,980,198
Long-term borrowings (including current portion), Contractual cash flows	2,816	833,804
Preference share liabilities, undiscounted cash flows		1,633,085
Guarantee deposits received, Contractual cash flows		72,768
Other non-current liabilities, others, Contractual cash flows	103,688	107,271
Total, Contractual cash flows	$ 2,989,316	6,627,126
Over 5 years | Liquidity Risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other non-current liabilities, others, Contractual cash flows		19,843
Total, Contractual cash flows		$ 19,843